Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		26 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
General and Administrative Expenses:
Professional Fees	$ 3,325	$ 2,985	$ 4,425	$ 7,285	$ 15,810
Other Administrative Expenses	2,993	620	15,618	2,141	32,780
Total General and Adminstrative Expenses	6,318	3,605	20,043	9,426	48,590
Net Loss	$ (6,318)	$ (3,605)	$ (20,043)	$ (9,426)	$ (48,590)
Basic and Dilutive loss per common share	$ 0	$ 0	$ 0	$ 0
Basic and diluted weighted average common shares outstanding	4,766,698	4,766,698	4,766,698	4,766,698